Stockholders Equity (Details Narrative)			1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 05, 2023 shares	Jun. 07, 2022 shares	Apr. 13, 2022 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2024 USD ($) integer $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) integer $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Apr. 22, 2024 shares	Aug. 31, 2023 $ / shares	May 31, 2023 $ / shares	Nov. 01, 2022 shares
Common stock issued for services, shares										600,000
Common stock issued for services, amount | $				$ 160,000	$ 1,702,000	$ 60,000	$ 86,850	$ 1,862,000	$ 146,850	$ 146,850
Common stock, shares authorized				1,000,000,000				1,000,000,000		1,000,000,000	1,000,000,000
Common stock, shares issued				36,552,150				36,552,150		97,545,388	93,945,388
Common stock, par value | $ / shares				$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Restricted share issued | $								$ 70,000,000		$ 70,000,000
Stock payable | $										120,000	$ 0
Stock cancelled								65,000,000
Stock bassed compensation | $								$ 2,062,000	$ 146,850	$ 8,966,850	$ 2,100,000
Advisory And Consulting Agreement
Common stock, shares issued				500,000				500,000		500,000
Compensation common shares												250,000
Common stock, valued shares				250,000				250,000
Common stock, shares value not issued | $				$ 200,000				$ 200,000
Common stock to be issued | $				290,000				290,000		$ 180,000
Subscription Arrangement [Member]
Subscription received - shares to be issued | $								$ 500,000		500,000
Issuance Of Convertible Series C Preferred Stock Amount | $										$ 907,600
Common stock issued upon conversion of Preferred C stock								183,332		273,499
Price | $ / shares													$ 4.00	$ 2.40
Board of Director
Issuance of restricted stock award										70,000,000
Common stock, shares issued															250,000
Common stock, shares issued during period								250,000
Common stock, shares issued															250,000
Subscription received - shares to be issued | $								$ 500,000
Accrued salary | $										$ 180,000
Common stock to be issued | $				$ 90,000				$ 90,000
Stock cancelled								65,000,000		2,100,000
Common Stock
Common stock issued for services, shares				250,000	2,000,000	300,000	300,000	2,250,000		600,000
Common stock issued for services, amount | $				$ 25	$ 200	$ 30	$ 30			$ 60
Issuance of restricted stock award				250,000				250,000
Common stock, shares issued				36,552,150				36,552,150		97,545,388
Common stock issued for services, amount | $								$ 1,862,000
Settlement debt | $				$ 1,085,148				$ 1,085,148
Common stock cancelled				65,000,000				65,000,000
Common stock issued upon conversion of Preferred C stock								4,006,762
Convertible Series C Preferred Stock [Member]
Issuance Of Convertible Series C Preferred Stock								50,000		3,000,000	1,000,000
Convertible Preferred Stock Series C
Preferred stock share authorized				5,000,000				5,000,000
Preferred stock, shares issued				2,546,831				2,546,831		2,273,499	950,000
Stock issued during period, share								273,332
Conversion of preferred stock								183,332		150,000	50,000
Stock subscriptions received | $								$ 696,000		$ 500,000
Description related to consulting services										The Company valued the 1,200,000 shares of Convertible Preferred Stock, as if converted to 24,000,000 shares of common stock, using the quoted stock price of the Company’s common stock at approval date (November 1, 2022), resulting in a value of $8,640,000
Stock payable | $								$ 500,000
Issuance Of Convertible Series C Preferred Stock	3,000,000	1,000,000	1,000,000					165,000		1,200,000
Subscription received - shares to be issued | $								$ 500,000		$ 500,000
Shares were not yet issued										183,333
Issuance Of Convertible Series C Preferred Stock Amount | $			$ 4,200,000							$ 8,640,000
Common stock issued upon conversion of Preferred C stock	150,000	50,000
Preferred Shares [Member]
Preferred stock share authorized				15,000,000				15,000,000		15,000,000
Preferred stock share par value | $ / shares				$ 0.0001				$ 0.0001		$ 0.0001
Series A Convertible Preferred Stock [Member]
Preferred stock share authorized										10,000,000
Preferred stock, shares issued										10,000,000
Share designate to preferred stock description								On March 29, 2024, the Company amended and restated its Series A Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series A Preferred Stock, par value $0.0001, with the following rights and privileges		On March 29, 2024, the Company amended and restated its Series A Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series A Preferred Stock, par value $0.0001, with the following rights and privileges
Series A Preferred Stock [Member]
Preferred stock, shares issued				10,000,000				10,000,000		10,000,000
Preferred stock, shares outstanding				10,000,000				10,000,000		10,000,000
Voting of stockholders voting rights | integer								1,000		1,000